Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Operations
Revenue, net	$ 310,197	$ 405,784	$ 395,978
Voyage expenses	(114,361)	(132,612)	(131,904)
Vessel operating expenses	(66,159)	(60,254)	(59,770)
Operating expense component	(9,382)	(11,828)	(10,194)
Vessel lease expense component	(8,632)	(10,883)	(9,380)
Depreciation	(33,849)	(30,244)	(27,817)
Amortization of deferred drydock expenditures	(5,558)	(3,636)	(3,542)
General and administrative expenses
Corporate	(20,361)	(23,439)	(20,565)
Commercial and chartering	(4,712)	(4,601)	(4,676)
Gain on vessels sold		12,322
Unrealized gains / (losses) on derivatives	6	655	(262)
Interest expense and finance costs	(6,112)	(6,778)	(11,408)
Loss on extinguishment of debt	(469)
Gain on extinguishment of finance leases		1,432
Interest income	955	1,817	1,818
Income before taxes and equity method investments	41,563	137,735	118,278
Income tax	(241)	(215)	(435)
Loss from equity method investments	(308)	(4,514)	(1,035)
Net Income	41,014	133,006	116,808
Preferred dividends	(2,724)	(3,660)	(3,400)
Extinguishment of Preferred Stock	(2,218)	(739)
Net Income attributable to common stockholders	$ 36,072	$ 128,607	$ 113,408
Net income per share, basic (in dollars per share)	$ 0.89	$ 3.09	$ 2.76
Net income per share, diluted (in dollars per share)	$ 0.88	$ 3.06	$ 2.71
Weighted average number of shares outstanding, basic (in shares)	40,624,604	41,655,701	41,130,089
Weighted average number of shares outstanding, diluted (in shares)	40,812,019	42,041,821	41,821,637